ELITEDESIGNS® II VARIABLE ANNUITY
May 1, 2022
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account A
Updating Summary Prospectus for Existing Investors
Issued By:	Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, New York 12207 1-800-355-4570 www.fsbl.com	First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the EliteDesigns II Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay advisory fees from your Contract Value, such deductions will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Updating Summary Prospectus is used with current owners. This Updating Summary Prospectus was first used May 1, 2021.
The Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
SB-10009-27 2021/05/01

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Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — Variable Annuity Account A, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2021, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
The following changes in the availability of Underlying Funds under the Contract have occurred:
•
The following additional Underlying Funds are available under the Contract: Donoghue Forlines Momentum VIT Fund, Donoghue Forlines Dividend VIT Fund, and LHA Tactical Beta Variable Series Fund.
•
The following Underlying Fund is closed to new investors: Probabilities Fund.
•
The following Underlying Funds were liquidated and are no longer available under the Contract: Delaware Ivy VIP Global Bond and Goldman Sachs VIT High Quality Floating Rate.
•
As a result of a fund merger, Invesco V.I. S&P 500 Index is now Invesco V.I. Equally-Weighted S&P 500.
Additional information about the Underlying Funds, including certain fund name and adviser changes, is included in Appendix A to this Updating Summary Prospectus.
The mortality and expense risk charge is equal to an annual rate of 1.00% of each Subaccount's average daily net assets for Contracts with Contract Value of $500,000 or more at the time the charge is deducted. The Company deducts the minimum mortality and expense risk charge of 1.00% on a daily basis, and deducts any charge above the minimum on a monthly basis. For more information, see “Charges and Deductions – Mortality and Expense Risk Charge” in the Prospectus.
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Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.			Fee Table Fee Table – Examples Charges and Deductions
Transaction Charges	There are no charges for other transactions.			Not Applicable
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.35%	4.78%
	Optional benefit available for an additional charge[3]	0.35%	0.35%

As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

As a percentage of Underlying Fund average net assets.

As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,447.65	Highest Annual Cost: $4,727.07
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No optional benefits
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
•No advisory fees
•No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract The Contract – General
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals may reduce or terminate Contract guarantees.
•The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, First Security
Benefit Life Insurance and Annuity Company of New York. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability.
If we experience financial distress, we may not be able to meet our obligations to you. More information about First Security Benefit Life Insurance and
Annuity Company of New York, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.fsbl.com.
Information About the Company, the Separate Account, and the Underlying Funds – First Security Benefit Life Insurance and Annuity Company of New York
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Optional Benefits
•The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
•We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
•We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
The Contract – Return of Premium Death Benefit
	TAXES	Location in Prospectus
Tax Implications
•If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/336277116?site=PFSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to FSBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://fsbl.com/annuities/elitedesigns-ii/.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	7TwelveTM Balanced Portfolio – Class 3 Adviser: 7Twelve Advisors, LLC	1.21%	N/A	14.04%	6.97%	N/A
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.18%	N/A	22.57%	22.11%	14.95%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.08%	N/A	9.28%	6.94%	6.04%
Large Cap Value	AB VPS Growth and Income – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	27.84%	12.58%	13.39%
Mid Cap Value	AB VPS Small/Mid Cap Value – Class B Adviser: AllianceBernstein L.P.	1.05%	N/A	35.60%	9.88%	12.85%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	N/A	14.46%	12.99%	11.39%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management CompanySM	0.84%	N/A	(0.88)%	3.04%	2.08%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management CompanySM	0.91%	N/A	27.51%	12.22%	13.53%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.16%	N/A	18.83%	23.87%	18.76%
Large Cap Growth	Alger Large Cap Growth – Class S2 Adviser: Fred Alger Management, LLC	1.09%	N/A	11.56%	25.16%	17.47%
International Equity	Allspring International Equity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.38%	N/A	6.87%	5.90%	6.04%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring Omega Growth VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.03%	N/A	14.97%	24.94%	18.43%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.10%	N/A	24.78%	17.29%	14.94%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.34%	N/A	37.77%	(0.04)%	N/A
Large Cap Value	American Century VP Disciplined Core Value – Class II Adviser: American Century Investment Management, Inc.	0.95%	N/A	23.34%	13.68%	13.41%
Inflation- Protected Bond	American Century VP Inflation Protection – Class II Adviser: American Century Investment Management, Inc.	0.71%	N/A	6.27%	5.01%	2.82%
International Equity	American Century VP International – Class II Adviser: American Century Investment Management, Inc.	1.24%	N/A	8.60%	14.16%	9.89%
Mid Cap Value	American Century VP Mid Cap Value – Class II Adviser: American Century Investment Management, Inc.	1.00%	N/A	23.02%	9.25%	12.67%
Large Cap Value	American Century VP Value – Class II Adviser: American Century Investment Management, Inc.	0.98%	N/A	24.28%	9.39%	11.88%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management CompanySM	0.80%	N/A	14.84%	11.43%	11.10%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management CompanySM	1.00%	N/A	(5.18)%	3.24%	1.85%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management CompanySM	1.03%	N/A	16.14%	19.39%	15.41%
Global Equity	American Funds IS® Global Small Capital- ization – Class 4 Adviser: Capital Research and Management CompanySM	1.20%	N/A	6.43%	15.16%	12.24%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management CompanySM	0.85%	N/A	21.69%	25.12%	19.44%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management CompanySM	0.79%	N/A	23.80%	16.10%	15.14%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	N/A	5.09%	8.49%	6.72%
International Equity	American Funds IS® International – Class 4 Adviser: Capital Research and Management CompanySM	1.04%	N/A	(1.71)%	9.37%	7.88%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management CompanySM	0.87%	N/A	(0.78)%	2.25%	2.04%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management CompanySM	1.14%	N/A	4.63%	12.96%	8.41%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	0.95%	N/A	28.06%	17.79%	15.45%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.11%	N/A	21.34%	8.94%	11.28%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.17%	N/A	20.89%	25.03%	18.26%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.12%	N/A	20.30%	11.36%	11.56%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	6.42%	9.71%	7.68%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.91%	N/A	5.23%	6.11%	6.14%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.16%	N/A	17.78%	24.31%	19.05%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.61%	N/A	26.14%	11.78%	13.88%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.03%	N/A	12.64%	27.50%	19.76%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.51%	N/A	28.11%	17.87%	15.97%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	1.05%	N/A	26.78%	20.17%	14.18%
Global Allocation	Delaware Ivy VIP Asset Strategy - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	N/A	10.44%	11.36%	8.01%
Balanced/Asset Allocation	Delaware Ivy VIP Balanced - Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	1.00%	N/A	15.97%	11.73%	10.16%
Large Cap Growth	Delaware Ivy VIP Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	N/A	28.94%	18.82%	15.53%
Specialty-Sector	Delaware Ivy VIP Energy – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.22%	N/A	42.00%	(11.79)%	(4.25)%
Global Equity	Delaware Ivy VIP Global Equity Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.01%	N/A	16.97%	8.69%	9.86%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Global Equity	Delaware Ivy VIP Global Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.18%	N/A	17.86%	15.87%	11.52%
Large Cap Growth	Delaware Ivy VIP Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.99%	N/A	30.03%	25.13%	19.06%
High Yield Bond	Delaware Ivy VIP High Income – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.95%	N/A	6.06%	5.48%	6.60%
International Equity	Delaware Ivy VIP International Core Equity – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.16%	N/A	14.18%	8.01%	7.77%
Short Term Bond	Delaware Ivy VIP Limited-Term Bond – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.79%	N/A	(0.49)%	2.00%	1.66%
Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	N/A	16.36%	24.85%	17.05%
Specialty-Sector	Delaware Ivy VIP Natural Resources – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.21%	N/A	26.68%	(0.72)%	(1.21)%
Specialty-Sector	Delaware Ivy VIP Science and Technology – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.14%	N/A	15.17%	23.88%	19.46%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Delaware Ivy VIP Securian Real Estate Securities – Class II Adviser: Delaware Management Company Sub-Adviser: Securian Asset Management Inc.	1.30%	N/A	43.68%	11.50%	11.30%
Small Cap Growth	Delaware Ivy VIP Small Cap Growth – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.15%	N/A	3.99%	15.83%	12.85%
Small Cap Blend	Delaware Ivy VIP Smid Cap Core – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.17%	N/A	20.78%	10.35%	12.94%
Large Cap Value	Delaware Ivy VIP Value – Class II Adviser: Delaware Management Company Sub-Adviser: Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	1.00%	N/A	31.18%	12.02%	12.89%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.50%	0.45%	24.37%	N/A	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.24%	0.45%	(1.04)%	1.68%	1.90%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.46%	0.45%	14.20%	9.87%	N/A
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.40%	0.45%	14.56%	10.12%	10.04%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.28%	0.45%	18.11%	7.00%	6.52%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	(0.19)%	1.10%	0.78%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	27.04%	10.52%	13.50%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	39.68%	10.45%	13.60%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.33%	N/A	30.30%	3.67%	5.08%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.53%	N/A	29.66%	10.22%	11.29%
Large Cap Growth	DWS Capital Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.75%	N/A	22.46%	23.49%	18.92%
Large Cap Blend	DWS Core Equity VIP – Class B Adviser: DWS Investment Management Americas, Inc.	0.91%	N/A	24.94%	16.32%	15.83%
Large Cap Value	DWS CROCI® U.S. VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.10%	N/A	26.27%	9.88%	8.38%
Global Equity	DWS Global Small Cap VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.33%	N/A	14.65%	9.00%	8.91%
High Yield Bond	DWS High Income VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.27%	N/A	3.79%	5.71%	5.84%
Global Equity	DWS International Growth VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.62%	N/A	7.88%	12.43%	10.11%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.22%	N/A	30.04%	7.47%	10.12%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.18%	N/A	3.63%	3.19%	3.53%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	0.87%	N/A	(2.04)%	2.25%	1.88%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.11%	N/A	4.44%	5.28%	6.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.71%	N/A	17.99%	14.69%	12.37%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	27.51%	19.87%	16.35%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.82%	N/A	20.39%	10.19%	12.80%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.16%	N/A	(2.41)%	14.71%	8.17%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.77%	N/A	25.64%	13.17%	13.79%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.88%	N/A	11.68%	31.77%	22.64%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.92%	N/A	4.29%	4.78%	5.36%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.35%	N/A	28.26%	18.05%	16.15%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.64%	N/A	(0.90)%	4.08%	3.29%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.86%	N/A	25.31%	13.32%	13.00%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	1.02%	N/A	19.39%	14.15%	10.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.89%	N/A	38.64%	9.05%	10.14%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited; FIL Investments (Japan) Limited	0.91%	N/A	3.44%	5.11%	4.47%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.92%	N/A	16.14%	23.64%	16.66%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	25.24%	12.92%	12.42%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	16.75%	7.45%	7.38%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	15.28%	23.15%	16.92%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.23%	N/A	19.13%	6.42%	8.47%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.98%	N/A	19.17%	6.44%	9.00%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	26.79%	16.81%	14.40%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2[2] Adviser: Franklin Mutual Advisers, LLC	0.91%	N/A	25.37%	9.94%	12.13%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	10.01%	20.84%	15.70%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.07%	N/A	2.11%	3.15%	3.70%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	(1.83)%	1.75%	1.28%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.42%	N/A	11.81%	8.20%	7.20%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.05%	N/A	23.93%	10.06%	11.79%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.44%	N/A	11.48%	21.22%	16.00%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.11%	N/A	30.57%	12.89%	12.79%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.18%	N/A	23.50%	11.06%	12.65%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	21.56%	24.26%	18.71%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.13%	N/A	26.95%	10.42%	12.26%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.34%	N/A	2.50%	2.51%	N/A
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	1.89%	N/A	0.94%	2.06%	(0.52)%
High Yield Bond	Guggenheim VIF High Yield Adviser: Security Investors, LLC	1.28%	N/A	5.41%	4.65%	6.00%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.03%	N/A	27.03%	10.63%	12.30%
Specialty	Guggenheim VIF Long Short Equity Adviser: Security Investors, LLC	1.60%	N/A	23.80%	6.51%	5.83%
Balanced/Asset Allocation	Guggenheim VIF Managed Asset Allocation Adviser: Security Investors, LLC	1.06%	N/A	12.47%	10.40%	9.38%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	2.07%	N/A	8.10%	3.71%	2.83%
Small Cap Value	Guggenheim VIF Small Cap Value Adviser: Security Investors, LLC	1.21%	N/A	26.18%	6.76%	10.21%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.14%	N/A	23.75%	10.11%	11.66%
Large Cap Blend	Guggenheim VIF StylePlus Large Core Adviser: Security Investors, LLC	1.30%	N/A	28.48%	17.76%	15.93%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	Guggenheim VIF StylePlus Large Growth Adviser: Security Investors, LLC	1.35%	N/A	27.77%	24.22%	18.70%
Mid Cap Growth	Guggenheim VIF StylePlus Mid Growth Adviser: Security Investors, LLC	1.31%	N/A	13.69%	18.21%	15.65%
Small Cap Growth	Guggenheim VIF StylePlus Small Growth Adviser: Security Investors, LLC	1.54%	N/A	6.54%	14.14%	14.05%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Security Investors, LLC	0.87%	N/A	(0.43)%	5.10%	4.90%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.15%	N/A	21.74%	10.74%	10.30%
International Equity	Invesco Oppenheimer V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.38%	N/A	10.12%	11.65%	9.47%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	11.65%	21.43%	17.08%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.13%	N/A	27.62%	8.94%	10.65%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	9.26%	7.18%	5.99%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	0.99%	N/A	33.04%	11.12%	12.59%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	27.38%	13.69%	11.99%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.08%	N/A	18.79%	22.75%	17.53%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.60%	N/A	28.88%	15.14%	14.91%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.80%	N/A	18.35%	9.27%	10.28%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.38%	N/A	10.12%	11.65%	9.47%
Global Equity	Invesco V.I. Global Core Equity – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Canada Ltd.	1.21%	N/A	15.71%	11.07%	9.45%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.22%	N/A	25.44%	7.27%	7.84%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Invesco V.I. Global Strategic Income Fund – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	(3.56)%	2.15%	2.90%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.03%	N/A	15.17%	17.88%	13.96%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.93%	N/A	(2.43)%	2.21%	1.52%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	0.99%	N/A	28.19%	9.94%	12.05%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.22%	N/A	12.05%	14.48%	13.68%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	4.00%	4.38%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.18%	N/A	22.86%	11.15%	10.52%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	22.26%	13.46%	14.40%
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.20%	N/A	20.09%	13.15%	12.01%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	16.54%	18.84%	16.93%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	1.02%	N/A	22.60%	25.27%	20.00%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	0.92%	N/A	19.42%	8.48%	10.02%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	1.12%	N/A	13.29%	13.08%	5.98%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.85%	N/A	20.05%	21.68%	17.16%
Intermediate Term Bond	JPMorgan Insurance Trust Core Bond Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.80%	N/A	(1.66)%	3.32%	2.72%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Small Cap Blend	JPMorgan Insurance Trust Small Cap Core Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	1.09%	N/A	21.06%	11.46%	13.70%
Large Cap Blend	JPMorgan Insurance Trust US Equity Portfolio – Class 2 Adviser: J.P. Morgan Investment Management Inc.	0.99%	N/A	29.01%	19.33%	17.17%
Long Short Equity	LHA Tactical Beta Variable Series Fund – Series II Adviser: Little Harbor Advisors, LLC	1.61%	N/A	N/A	N/A	N/A
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.89%	N/A	3.28%	5.66%	6.33%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	(2.75)%	24.69%	17.25%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.01%	N/A	25.62%	15.79%	14.17%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.17%	N/A	27.31%	10.24%	11.33%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	29.02%	11.07%	12.17%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.26%	N/A	26.48%	19.29%	15.34%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.14%	N/A	28.70%	7.99%	10.60%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	(0.24)%	3.61%	3.32%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	1.98%	N/A	(7.02)%	7.82%	3.72%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.08%	N/A	2.58%	5.52%	5.27%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.03%	N/A	3.08%	4.93%	5.58%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	25.66%	22.53%	17.29%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.23%	N/A	11.27%	11.90%	8.11%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.17%	N/A	10.28%	13.78%	12.16%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.05%	N/A	26.51%	16.95%	15.17%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	1.57%	21.00%	15.87%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	24.51%	17.65%	15.35%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	(1.07)%	3.87%	3.39%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	13.84%	9.57%	9.31%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	13.82%	11.61%	9.65%
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.42%	N/A	(1.96)%	3.77%	3.82%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.50%	N/A	2.95%	9.41%	5.38%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.79%	N/A	18.33%	11.54%	10.15%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.78%	N/A	10.79%	8.35%	7.45%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.90%	N/A	2.28%	4.34%	3.55%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.77%	N/A	14.88%	10.30%	9.16%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.81%	N/A	6.47%	6.53%	5.55%
Specialty	Neuberger Berman AMT Sustainable Equity – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.92%	N/A	23.48%	15.72%	14.36%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	1.435%	N/A	16.04%	8.45%	5.91%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	1.26%	N/A	33.11%	5.61%	(1.98)%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.12%	N/A	(2.66)%	4.44%	4.31%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.02%	N/A	(4.25)%	3.01%	1.44%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.42%	N/A	12.60%	10.59%	6.03%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.87%	N/A	3.53%	5.36%	5.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.01%	N/A	(7.61)%	3.03%	0.90%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	(1.03)%	1.44%	1.49%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.77%	N/A	5.48%	5.23%	2.95%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.70%	N/A	(0.16)%	1.68%	1.54%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	(1.36)%	3.83%	3.33%
Intermediate Core-Plus Bond	Pioneer Bond VCT – Class II Adviser: Amundi Asset Management US, Inc.	0.88%	N/A	0.22%	3.96%	3.86%
Large Cap Value	Pioneer Equity Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.05%	N/A	25.33%	10.47%	12.15%
High Yield Bond	Pioneer High Yield VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.39%	N/A	5.45%	4.78%	5.91%
Specialty-Sector	Pioneer Real Estate Shares VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.60%	N/A	40.75%	9.70%	10.46%
Multi-Sector Bond	Pioneer Strategic Income VCT – Class II Adviser: Amundi Asset Management US, Inc.	1.49%	N/A	1.73%	4.20%	4.21%
Specialty	Probabilities Fund – Class 2[2] Adviser: Probabilities Fund Management, LLC	4.49%	N/A	1.98%	3.98%	N/A
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Putnam Investment Management, LLC	1.02%	N/A	(6.95)%	1.70%	3.07%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Putnam Investment Management, LLC	1.09%	N/A	13.95%	9.90%	9.85%
Large Cap Growth	Putnam VT Growth Opportunities – Class IB Adviser: Putnam Investment Management, LLC	0.89%	N/A	22.65%	25.54%	19.85%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Putnam Investment Management, LLC	0.95%	N/A	4.97%	5.33%	6.06%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Putnam Investment Management, LLC	0.82%	N/A	(4.59)%	3.61%	3.73%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC	0.81%	N/A	27.30%	13.81%	14.11%
Specialty	Putnam VT Multi-Asset Absolute Return – Class IB Adviser: Putnam Investment Management, LLC	1.79%	N/A	0.75%	(0.52)%	0.97%
Multi Cap Blend	Putnam VT Multi-Cap Core – Class IB Adviser: Putnam Investment Management, LLC	0.91%	N/A	31.07%	18.08%	16.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC	1.10%	N/A	13.92%	16.65%	14.23%
Specialty	Redwood Managed Volatility – Class N Adviser: Redwood Investment Management, LLC	1.84%	N/A	0.26%	2.09%	N/A
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.69%	N/A	33.49%	7.36%	11.10%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.69%	N/A	22.94%	12.38%	7.88%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.69%	N/A	1.42%	12.45%	15.86%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.95%	N/A	39.55%	1.95%	(6.57)%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.69%	N/A	10.62%	7.37%	9.67%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.83%	N/A	40.60%	23.46%	23.10%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.70%	N/A	38.25%	31.48%	23.75%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.69%	N/A	50.46%	(5.87)%	(3.55)%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.69%	N/A	17.50%	(20.11)%	(13.28)%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.90%	N/A	18.71%	9.75%	6.29%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.69%	N/A	35.26%	11.90%	13.14%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.33%	N/A	(7.49)%	6.46%	3.91%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.69%	N/A	18.84%	16.55%	15.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.76%	N/A	1.69%	4.07%	N/A
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.69%	N/A	(4.66)%	19.97%	17.87%
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.89%	N/A	(35.33)%	(32.63)%	(29.44)%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	3.56%	N/A	0.97%	(8.16)%	(6.54)%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	1.82%	N/A	(23.23)%	(15.12)%	(15.56)%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.85%	N/A	(25.45)%	(24.60)%	(21.37)%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.87%	N/A	(18.48)%	(15.51)%	(15.89)%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.77%	N/A	(24.44)%	(17.80)%	(16.50)%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.69%	N/A	(14.09)%	14.21%	14.14%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.69%	N/A	0.92%	10.42%	12.85%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.80%	N/A	35.25%	15.00%	17.81%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.67%	N/A	25.54%	26.24%	21.11%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	1.80%	N/A	53.45%	51.40%	41.85%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.64%	N/A	42.18%	23.95%	21.92%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.61%	N/A	(9.19)%	10.63%	(2.01)%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.69%	N/A	34.07%	9.20%	9.52%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.69%	N/A	11.75%	16.89%	14.04%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.89%	N/A	19.00%	13.29%	16.15%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.87%	N/A	25.77%	15.11%	19.85%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	1.78%	N/A	58.29%	29.82%	28.08%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	27.59%	19.28%	16.25%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	32.32%	7.94%	11.87%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	12.21%	11.31%	10.54%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	31.25%	9.62%	11.79%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.60%	N/A	19.16%	10.40%	11.73%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.59%	N/A	43.41%	5.21%	9.84%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.10%	N/A	11.10%	(1.65)%	2.24%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.69%	N/A	20.50%	26.84%	19.95%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.70%	N/A	8.98%	6.25%	6.48%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.70%	N/A	22.17%	15.43%	16.02%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.29%	N/A	0.00%	0.31%	0.15%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.69%	N/A	14.52%	8.30%	8.53%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.10%	N/A	(13.97)%	(1.09)%	(5.81)%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	N/A	17.33%	22.96%	18.93%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	1.10%	N/A	25.22%	10.74%	11.54%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.20%	N/A	12.83%	19.22%	20.13%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited	0.95%	N/A	(0.13)%	2.02%	1.39%
Emerging Markets	Templeton Developing Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.44%	N/A	(5.74)%	10.60%	4.84%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.12%	N/A	4.16%	2.71%	4.00%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.77%	N/A	(4.99)%	(0.94)%	1.13%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.18%	N/A	4.87%	5.21%	7.36%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.48%	N/A	16.65%	5.77%	7.06%
Balanced/Asset Allocation	TOPS® Aggressive Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	19.11%	12.14%	N/A
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.34%	7.30%	N/A
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.83%	N/A	6.27%	5.57%	N/A
Balanced/Asset Allocation	TOPS® Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	16.30%	10.84%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	8.06%	6.11%	N/A
Balanced/Asset Allocation	TOPS® Managed Risk Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	N/A	12.00%	7.91%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	TOPS® Managed Risk Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.99%	N/A	10.62%	7.24%	N/A
Balanced/Asset Allocation	TOPS® Moderate Growth ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.80%	N/A	12.57%	9.19%	N/A
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.58%	N/A	(14.01)%	9.25%	2.75%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.34%	N/A	18.68%	1.99%	(0.37)%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	19.02%	12.32%	11.40%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	21.54%	18.12%	17.35%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.99%	8.09%	7.16%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Lazard Asset Management LLC; Hotchkis and Wiley Capital Management, LLC	0.28%	0.45%	30.47%	13.52%	13.15%
Large Cap Value	Vanguard® VIF Equity Income Adviser: The Vanguard Group, Inc.; Wellington Management Company LLP	0.30%	0.45%	25.33%	12.35%	13.06%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	28.55%	1.31%	16.39%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	(1.84)%	N/A	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.41%	0.45%	17.86%	24.24%	19.15%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP	0.26%	0.45%	3.68%	5.69%	6.05%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Limited; Schroder Investment Management North America Inc.	0.38%	0.45%	(1.54)%	20.47%	13.57%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	24.36%	15.72%	14.97%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	10.07%	10.31%	9.22%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	40.21%	11.25%	11.43%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	(0.45)%	2.74%	2.48%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC (ArrowMark Partners); The Vanguard Group, Inc.	0.30%	0.45%	14.22%	15.59%	14.89%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	(1.72)%	3.50%	2.77%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.10%	0.45%	8.53%	N/A	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	25.64%	17.79%	16.13%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Duff & Phelps Investment Management Co.	1.17%	N/A	46.41%	12.71%	11.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.26%	N/A	4.98%	26.81%	21.27%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Newfleet Asset Management, LLC	0.92%	N/A	1.07%	4.32%	4.77%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Sustainable Growth Advisers, LP	1.16%	N/A	8.32%	8.93%	5.01%
Balanced/Asset Allocation	Virtus Strategic Allocation Series – Class A Adviser: Virtus Investment Advisers, Inc. Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC; Newfleet Asset Management, LLC	0.97%	N/A	7.57%	15.25%	10.81%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.25%	N/A	11.65%	18.33%	14.94%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.46%	N/A	33.90%	9.67%	8.73%
Specialty-Sector	VY® CBRE Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.42%	N/A	51.74%	11.90%	11.09%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Legg Mason Partners Fund Advisor, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	1.07%	N/A	1.04%	5.10%	5.53%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.

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The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2022. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000126287